Principal Activities and Organization	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principal Activities and Organization
1. PRINCIPAL ACTIVITIES AND ORGANIZATION
(a) Principal activities
KANZHUN LIMITED (“Kanzhun” or the “Company”) was incorporated under the laws of the Cayman Islands on January 16, 2014 as an exempted company with limited liability. The Company, its subsidiaries, consolidated variable interest entity (the “VIE”) and VIE’s subsidiaries (collectively, the “Group”) run an online recruitment platform called “BOSS Zhipin” in the People’s Republic of China (“PRC”).
The BOSS Zhipin platform mainly focuses on assisting the recruitment process between job seekers and employers of enterprises and corporations. Through BOSS Zhipin platform, employers, mainly executives or middle-level managers of businesses, could participate directly in the recruiting process.
(b) Organization of the Group
The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, the
consolidated VIE and VIE’s subsidiaries.
As of December 31, 2021, the Company’s principal subsidiaries and consolidated VIE are as follows:

	Place of incorporation	Date of incorporation	Equity interest held	Principal activities
Subsidiaries
Techfish Limited	Hong Kong, China	February 14, 2014	100%	Investment holding
Beijing Glorywolf Co., Ltd. (“Glory”, or the “WFOE”)	Beijing, China	May 7, 2014	100%	Online recruitment assisting service

VIE
Beijing Huapin Borui Network Technology Co., Ltd. (“Huapin”)	Beijing, China	December 25, 2013	100%	Online recruitment assisting service
(c) Consolidated variable interest entity
In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Group operates its Apps, websites and other restricted businesses in the PRC through a PRC domestic company and its subsidiaries, whose equity interests are held by certain management members of the Company (“Nominee Shareholders”). The Company obtained control over such PRC domestic company by entering into a series of contractual arrangements, through the WFOE, with such PRC domestic company and its respective Nominee Shareholders. As a result, the Company maintains the ability to control such PRC domestic company and is entitled to substantially all of the economic benefits from such PRC domestic company. Management concluded that such PRC domestic company is a VIE of the Company, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated the results of operations and assets and liabilities of such PRC domestic company and its subsidiaries in the Group’s consolidated financial statements for all the periods presented. The principal terms of the agreements entered amongst the VIE, the Nominee Shareholders and the WFOE are further described below.

Exclusive call option agreement
Pursuant to the exclusive call option agreement, the Nominee Shareholders of the VIE have granted the WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at its discretion to purchase part or all of the equity interests in the VIE (the “Target Equity”) from the Nominee Shareholders at any time. And the VIE has granted the WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at its discretion to purchase part or all of the assets of the VIE (the “Target Assets”) at any time. The total transfer price for the Target Equity or the Target Assets shall be equal to RMB0.1 or subject to the lowest price permitted by PRC laws and regulations. The VIE and its Nominee Shareholders have agreed that without prior written consent of the WFOE or the Company, the Nominee Shareholders or the VIE shall not sell, transfer, pledge or dispose of any of the Target Equity, the Target Assets, or the revenue or business in the VIE. In addition, the VIE covenants that it shall not declare any dividend or change capitalization structure of the VIE or enter into any loan or investment agreements without WFOE or the Company’s prior written consent.
Power of attorney
Pursuant to the power of attorney, each of the Nominee Shareholders appointed the WFOE as their attorney-in-fact
to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, attending shareholders meetings and signing on their behalf on the resolutions, voting on their behalf on all matters requiring shareholder approval, including but not limited to the appointment and removal of legal representative, directors and senior management, as well as the sale, transfer and disposal of all or part of the equity interests owned by such shareholders. The powers of attorney will remain effective for a given Nominee Shareholders until such shareholder ceases to be a shareholder of the VIE.
Exclusive technology development, consulting and service agreement
Pursuant to the exclusive technology development, consulting and service agreement, the WFOE has agreed to provide to the VIE services, including, but not limited to, research, development, application and implementation of technology, daily maintenance, monitor, debugging, and troubleshooting of the computer network system, consulting services for the procurement of software and hardware systems, and training and technical support services. The VIE shall pay to the WFOE service fees as calculated in such manner as determined by both VIE and WFOE from time to time based on the nature of service, which should be paid quarterly. Service fees should normally be equal to the remaining amount of all revenues less all expenses of VIE. The service fees, and any adjustment or change to the service fees, should be subject to the approval of the WFOE and the board of the Company. The agreement has a term of 10 years unless otherwise terminated by the WFOE and VIE and may renew at the end of each term with the prior written consent of the WFOE for a further term of ten years or otherwise as agreed by the WFOE and VIE. The WFOE retains the exclusive right to terminate the agreements at any time by delivering a written notice 30 days in advance to VIE.
Equity interest pledge agreement
Pursuant to the equity interest pledge agreement, the Nominee Shareholders of the VIE have pledged 100% equity interests in the VIE to the WFOE to guarantee the payment of service fees by the VIE of its obligations under the exclusive technology development, consulting and service agreement. The equity interest pledge agreement shall remain valid until the full payment of the service fees and the fulfillment of all the obligations under the exclusive technology development, consulting and service agreement. In the event of a breach by the VIE or any of its Nominee Shareholders of contractual obligations under the exclusive technology development, consulting and service agreement, and the equity interest pledge agreement, as the case may be, the WFOE, as pledgee, will have the right to auction or dispose of the pledged equity interests in the VIE and will have priority in receiving the proceeds from such auction or disposal.
Spousal consent letter
Pursuant to the spousal consent letter, the spouse of each Nominee Shareholder who is a natural person, unconditionally and irrevocably agreed that the equity interests in the VIE held by such Nominee Shareholder will be disposed of pursuant to the equity interest pledge agreement, the exclusive call option agreement and power of attorney. Each of their spouses agreed not to assert any rights over the equity interests in the VIE held by such Nominee Shareholder. In addition, in the event that any spouse obtains any equity interests in VIE held by such Nominee Shareholder for any reason, he or she agreed to be bound by the equity interest pledge agreement, the exclusive option agreement and power of attorney.
(d) Risks in relations to the VIE structure
The following table set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIE and VIE’s subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	183,199	864,851
Short-term investments	525,506	864,557
Accounts receivable	6,999	1,002
Amounts due from Group companies	36,859	86,989
Amounts due from related parties	—	6,615
Prepayments and other current assets	146,244	487,598

Total current assets	898,807	2,311,612

Non-current assets
Property, equipment and software, net	191,242	368,381
Intangible assets, net	549	458
Right-of-use assets, net	144,063	301,288
Other non-current assets	—	4,000

Total non-current assets	335,854	674,127

Total assets	1,234,661	2,985,739

	As of December 31,
	2020	2021
	RMB	RMB
LIABILITIES
Current liabilities
Accounts payable	41,839	52,938
Deferred revenue	1,200,349	1,958,570
Other payables and accrued liabilities	415,273	626,151
Amounts due to Group companies	372,427	27,223
Operating lease liabilities, current	59,559	124,464

Total current liabilities	2,089,447	2,789,346

Non-current liabilities
Operating lease liabilities, non-current	76,373	178,844

Total liabilities	2,165,820	2,968,190

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Total revenues	998,720	1,944,359	4,259,128
Cost of revenues	(133,553)	(232,261)	(554,575)
Net ( loss ) /income	(464,373)	(303,061)	551,133

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(25,658)	494,187	1,717,104
Net cash used in investing activities	(66,029)	(632,568)	(591,213)
Net cash generated from/(used in) financing activities	103,596	260,484	(444,239)

Net increase in cash and cash equivalents	11,909	122,103	681,652
Cash and cash equivalents at beginning of year	49,187	61,096	183,199

Cash and cash equivalents at end of year	61,096	183,199	864,851

Under the contractual arrangements with the VIE, the Company has the power to direct activities of the VIE through the WFOE that most significantly impact the VIE such as having assets transferred out of the VIE at its discretion. Therefore, the Company considers that there is no asset of the VIE that can be used to settle obligations of the VIE except for registered capital and PRC statutory reserves of the VIE amounting to RMB8,992 and RMB9,002 as of December 31, 2020 and 2021, respectively. Since the VIE was incorporated as a limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the WFOE for all the liabilities of the VIE.

The Group believes that the contractual arrangements between or among the WFOE, VIE and the Nominee Shareholders are following PRC laws and regulations, as applicable, and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. On March 15, 2019, the Foreign Investment Law was approved and took effect from January 1, 2020. Since the Foreign Investment Law is new, there are substantial uncertainties exist with respect to its implementation and interpretation and the possibility that the VIE will be deemed as a foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing law and regulations or future PRC laws and regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, without limitation, levying fines, confiscating our income or the income from the VIE, revoking our business licenses or the business licenses, requiring us to restructure our ownership structure or operations and requiring us to discontinue any portion or all of our value-added businesses or other prohibited businesses. Any of these actions could cause significant disruption to the Company’s business operations and have a severe adverse impact on the Company’s cash flows, financial position and operating performance. If the imposing of these penalties causes the WFOE to lose its rights to direct the activities of and receive economic benefits from the VIE, which in turn may restrict the Company’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIE.
(e)
COVID-19
impact and liquidity
The Group’s financial performance was not significantly impacted by
COVID-19
in 2020 and 2021, when the pandemic had been largely contained in China. Based on the assessment on the Group’s liquidity and financial positions, the Group believes that its current cash and cash equivalents, will be sufficient to enable it to meet its anticipated working capital requirements and capital expenditures for at least the next twelve months from the date these consolidated financial statements are issued.